Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers and suppliers	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	16.45%
Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	10.16%
Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]		[1]	17.62%
Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	35.57%			[1]
Supplier H [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.29%			[1]		[1]
Supplier I [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.37%			[1]		[1]
Supplier J [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.61%			[1]		[1]
Supplier K [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.69%			[1]		[1]

[1]	Less than 10%